BUSINESS COMBINATIONS (Detail Textuals 1) (Apex)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD	Jun. 04, 2012 Fair Value CAD
Business Acquisition [Line Items]
Amount paid in consideration, Apex shares acquired	$ 1,057,000	1,076,000				5,000,000	1,076,000
Earnings before interest, depreciation, taxes and amortization					3,361,000	3,500,000
Fair value of bonus to be paid to CEO	153,000	160,000	153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized	$ 156,000	160,000	$ 160,000	160,000